SCHEDULE OF RIGHTS-TO-USE LEASE ASSETS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Rights-of-use Lease Assets Net
Leased properties under operating lease	$ 337,084	$ 37,270
Less: accumulated amortization	(109,481)	(17,437)
Right-to-use asset, net	$ 227,603	$ 19,833